Deferred Charges	12 Months Ended
Dec. 31, 2016
Deferred Charges [Abstract]
Deferred Charges
9.      Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Drydocking	Financing Costs	Total
Balance, December 31, 2014	$18,565	$5,407	$23,972
- Additions	8,690	3,177	11,867
- Disposals	-	-	-
- Amortization for the year	(6,704)	(4,128)	(10,832)
Balance, December 31, 2015	20,551	4,456	25,007
- Additions	4,390	2,781	7,171
- Disposals	(1,982)	-	(1,982)
- Amortization for the year	(7,122)	(3,326)	(10,448)
Balance, December 31, 2016	$15,837	$3.911	$19,748

The amortization for dry-docking costs is included in cost of revenue and in selling and distribution cost in the accompanying consolidated statements of income, according to their function. Deferred financing costs related to revolving credit facilities are presented within deferred charges. The amortization of financing costs is included in interest and finance costs in the accompanying consolidated statements of income.